Prepayment and Other Current Assets, Net - Schedule of Prepayment and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepayment and Other Current Assets [Abstract]
Advances to vendors	$ 56,744	$ 44,818
Staff advance	2
Others	7	4
Prepayment and other assets	$ 56,753	$ 44,822